UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from
December 13, 2024 to January 13, 2025

Commission File Number of Issuing entity:	333-191331-08

Central Index Key Number of issuing entity:	0001639694

GS Mortgage Securities Trust 2015-GC30
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:	333-191331

Central Index Key Number of depositor:	0001004158

GS Mortgage Securities Corporation II
(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable):	0001541502
0001541001
0001558761
0001682511
0001576832

Goldman Sachs Mortgage Company
Citigroup Global Markets Realty Corp.
Cantor Commercial Real Estate Lending, L.P.
Starwood Mortgage Funding I LLC
MC-Five Mile Commercial Mortgage Finance LLC
(Exact name of sponsor(s) as specified in its charters)

Scott Epperson (212) 934-2882
(Name and telephone number, including area code, of the person to contact in connection with this filing)

New York
(State or other jurisdiction of incorporation or organization of the issuing entity)

38-3970768
38-3970769
(I.R.S. Employer Identification No.)

c/o U.S. Bank Trust Company, National Association
190 S. LaSalle Street, Chicago, IL

(Address of principal executive offices of issuing entity)

60603
(Zip Code)

(312) 332-7535
(Telephone number, including area code)

Not Applicable
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Name of exchange
Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	(If Section 12(b))

A-1	☐	☐	☒	_______
A-2	☐	☐	☒	_______
A-3	☐	☐	☒	_______
A-4	☐	☐	☒	_______
A-AB	☐	☐	☒	_______
X-A	☐	☐	☒	_______
X-B	☐	☐	☒	_______
A-S	☐	☐	☒	_______
B	☐	☐	☒	_______
PEZ	☐	☐	☒	_______
C	☐	☐	☒	_______
D	☐	☐	☒	_______
X-D	☐	☐	☒	_______

Indicate by check mark whether the registrant (1) filed all reports required to be filed by Section 13 or 15(d) of the Securities and Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days? Yes ☒ No ☐

Explanatory Note
The Certificate Administrator made distributions to the Certificateholders for this distribution period on January 10, 2025. However, due to the National Day of Mourning for President Jimmy Carter the distributions should have been made on January 13, 2025. This Asset Backed Issuer Distribution Report on Form 10-D (the “Form 10-D”) and the Monthly Distribution Report filed as Exhibit 99.1 to this Form 10-D were updated to correctly reflect the distribution period from December 13, 2024 to January 13, 2025. The amounts distributed to Certificateholders did not change as the update in distribution period did not change the interest accrual period.

PART I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.
On January 10, 2025 a distribution was made to holders of the certificates issued by GS Mortgage Securities Trust 2015-GC30. The distribution report is attached as an Exhibit to this Form 10-D, please see item 9(b), Exhibit 99.1 for the related information.

No assets securitized by GS Mortgage Securities Corporation II (The "Depositor") and held by GS Mortgage Securities Trust 2015-GC30 were the subject of a demand to repurchase for breach of the representations and warranties contained in the underlying transaction documents during the distribution period from December 13, 2024 to January 13, 2025.

The Depositor has filed a Form ABS-15G on February 14, 2024. The CIK number of the Depositor is 0001004158. There is no new activity to report at this time.

Goldman Sachs Mortgage Company (GSMC), one of the sponsors, has filed a Form ABS-15G on November 13, 2024. The CIK number of GSMC is 0001541502. There is no new activity to report at this time.

Cantor Commercial Real Estate Lending, L.P. (CCRE), one of the sponsors, has filed a Form ABS-15G on October 31, 2024. The CIK number of CCRE is 0001558761. There is no new activity to report at this time.

Citigroup Global Markets Realty Corp.(CGMRC), one of the sponsors, has filed a Form ABS-15G on February 09, 2024. The CIK number of CGMRC is 0001541001. There is no new activity to report at this time.

MC-Five Mile Commercial Mortgage Finance LLC (Five Mile), one of the sponsors, has filed a Form ABS-15G on February 16, 2021. The CIK number of Five Mile is 0001576832. There is no new activity to report at this time.

Starwood Mortgage Funding I LLC, one of the sponsors, has filed a Form ABS-15G on January 31, 2024. The CIK number of Starwood Mortgage Funding I LLC is 0001682511. There is no new activity to report at this time.

Reported Additional Debt: With respect to the Selig Office Portfolio Mortgage Loan, in accordance with the terms of the related loan agreement, the borrower issued a promissory note to Goldman Sachs Bank USA, dated December 29, 2020, evidencing a $34,100,000 loan that is secured by the related Mortgaged Property and is pari passu with the Selig Office Portfolio Mortgage Loan.

Item 1A. Asset-Level Information.
Not applicable.

Item 1B. Asset Representations Reviewer and Investor Communication.
Not applicable.

PART II - OTHER INFORMATION

Item 6. Significant Obligors of Pool Assets.
The Mortgagor of the Dallas Market Center Mortgage Loan (Control Number 1 on Annex A of the prospectus supplement of the registrant relating to the issuing entity filed on May 29, 2015 pursuant to Rule 424(b)(5)), which represents 10% or more of the pool assets held by the issuing entity as of its cut-off date, consummated a full defeasance of the Dallas Market Center Mortgage Loan by substituting government securities backed by the full faith and credit of the United States for all of the related Mortgaged Property pursuant to the Mortgage Loan documents.

Item 7. Change in Sponsor Interest in the Securities
None.

Item 10. Exhibits.
(a) The following is a list of documents filed as part of this Report on Form 10-D:
(99.1) Monthly report distributed to holders of the certificates issued by GS Mortgage Securities Trust 2015-GC30, relating to the January 10, 2025 distribution.

(b) The exhibits required to be filed by the Registrant pursuant to this form are listed in the Exhibit Index that immediately follows on the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

GS Mortgage Securities Corporation II
(Depositor)

Date: January 23, 2025	/s/ Scott Epperson
Name: Scott Epperson
Title: CEO

EXHIBIT INDEX

Exhibit	Description
Exhibit 99.1	Monthly report distributed to holders of GS Mortgage Securities Trust 2015-GC30, relating to the January 10, 2025 distribution.